UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 28, 2014

WESTERN ASSET

GOVERNMENT RESERVES

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Government Reserves for the six-month reporting period ended February 28, 2014. Please read on for performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

March 28, 2014

II	Western Asset Government Reserves

Investment commentary

Economic review

While the pace was uneven, the U.S. economy continued to grow over the six months ended February 28, 2014 (the “reporting period”). Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 2.5% during the second quarter of 2013. The economy then gathered some momentum during the third quarter, with GDP growth of 4.1%, its best reading since the fourth quarter of 2011. Stronger growth was driven, in part, by an increase in private inventory investment, a deceleration in imports and accelerating state and local government spending. The U.S. Department of Commerce’s final reading for fourth quarter 2013 GDP growth, released after the reporting period ended, was 2.6%. Slower growth was due to several factors, including a deceleration in private inventory investment, declining federal government spending and less residential fixed investments.

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.2%. Unemployment then declined to 7.0% in November, 6.7% in December and 6.6% in January 2014, the latter being its lowest level since October 2008. Unemployment then ticked up to 6.7% in February 2014. Lower unemployment during the period was partially due to a decline in the workforce participation rate, which was 63.0% in February 2014, close to its lowest level since 1978. The number of longer-term unemployed remained elevated, as roughly 37.0% of the 10.5 million Americans looking for work in February 2014 had been out of work for more than six months. In contrast, 35.8% had been out of work for more than six months in January 2014.

Sales of existing-homes declined at times during the reporting period given rising mortgage rates and weather-related factors. According to the National Association of Realtors (“NAR”), after rising in December 2013, existing-home sales fell 5.1% on a seasonally adjusted basis in January 2014 and 0.4% in February 2014, both versus the previous month’s sales. However, the NAR reported that the median existing-home price for all housing types was $189,000 in February 2014, up 9.1% from February 2013. The inventory of homes available for sale in February 2014 was 6.4% higher than the previous month at a 5.2 month supply at the current sales pace and 5.3% higher than in February 2013.

The manufacturing sector continued to expand, although it moderated toward the end of the reporting period. Based on revised figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, manufacturing expanded during all six months of the reporting period. It peaked in October 2013, with a PMI of 57.0 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). This represented the PMI’s highest reading since April 2011. The PMI then moderated somewhat in December 2013 to 56.5 and fell to 51.3 in January 2014, its weakest reading since May 2013. However, the PMI moved up to 53.2 in February 2014. During February 2014, fourteen of the eighteen industries within the PMI expanded, versus eleven expanding the prior month.

Western Asset Government Reserves	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. At its meeting that ended on June 19, 2013, the Fed did not make any material changes to its official policy statement. However, in a press conference following the meeting, then Fed Chairman Ben Bernanke said “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year.” In a surprise to many investors, at its meeting that ended on September 18, 2013, the Fed did not taper its asset purchase program and said that it “…decided to await more evidence that progress will be sustained before adjusting the pace of its purchases.” At its meeting that concluded on December 18, 2013, the Fed announced that it would begin reducing its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.” At the Fed’s meeting that concluded on January 29, 2014, it announced that in February 2014 it would further taper its asset purchases, to a total of $65 billion a month ($30 billion per month of agency MBS and $35 billion per month of longer-term Treasury securities). This was Ben Bernanke’s final meeting as the Chairman of the Federal Reserve Board. Janet Yellen was approved by the U.S. Senate in January 2014, and became Chair of the Fed on February 3, 2014. Finally, at its meeting that concluded on March 19, 2014, after the reporting period ended, the Fed announced a further tapering of its asset purchases in April to a total of $55 billion a month ($25 billion per month of agency MBS and $30 billion per month of longer-term Treasuries).

Q. Did Treasury yields trend higher or lower during the six months ended February 28, 2014?

A. Both short- and long-term Treasury yields edged lower during the reporting period. When the period began, the yield on the two-year Treasury was 0.39%. It fell as low as 0.28% on several occasions in November and early December 2013, and was as high as 0.52% on September 5, 2013, before ending the period at 0.33%. The yield on the ten-year Treasury began the period at 2.78%. Ten-year Treasuries reached a low of 2.51% on October 23, 2013 and peaked at 3.04% on December 31, 2013, before moving down to 2.66% at the end of the period.

Q. What factors impacted money market yields during the reporting period?

A. While the Fed started tapering its monthly asset purchase program, it kept the federal funds rate at a historically low range between zero and 0.25%. Against this backdrop, the yields available from money market securities remained extremely low

IV	Western Asset Government Reserves

during the six months ended February 28, 2014.

Performance review

As of February 28, 2014, the seven-day current yield for Class A shares of Western Asset Government Reserves was 0.01% and the seven-day effective yield, which reflects compounding, was 0.01%.1

The Fund invests in securities through an underlying mutual fund, Government Portfolio, which has the same goals and strategies as the Fund.

Western Asset Government Reserves Yields as of February 28, 2014 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class A	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class A shares would have been -0.56%.

The manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

March 28, 2014

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Fund. Although the Fund invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[1]	The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Government Reserves	V

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

VI	Western Asset Government Reserves

Portfolio at a glance† (unaudited)

Government Portfolio

The Fund invests all of its investable assets in Government Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of February 28, 2014 and August 31, 2013. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Government Reserves 2014 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2013 and held for the six months ended February 28, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3,4]	Expenses Paid During the Period[5]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3,4]	Expenses Paid During the Period[5]
Class A	0.00%[6]	$1,000.00	$1,000.00	0.09%	$0.45	Class A	5.00%	$1,000.00	$1,024.35	0.09%	$0.45

[1]	For the six months ended February 28, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Government Portfolio’s allocated expenses.

[4]	In order to maintain a minimum yield, additional waivers were implemented.

[5]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[6]	Amount represents less than 0.005%.

2	Western Asset Government Reserves 2014 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2014

Assets:
Investments in Government Portfolio, at value	$955,831,096
Receivable for Fund shares sold	112,514
Receivable from investment manager	90,250
Prepaid expenses	33,417
Total Assets	956,067,277

Liabilities:
Payable for Fund shares repurchased	291,902
Service and/or distribution fees payable	78,140
Trustees’ fees payable	17,828
Distributions payable	1,503
Accrued expenses	95,296
Total Liabilities	484,669
Total Net Assets	$955,582,608

Net Assets:
Par value (Note 4)	$9,556
Paid-in capital in excess of par value	955,619,229
Overdistributed net investment income	(13,673)
Accumulated net realized loss on investments	(32,504)
Total Net Assets	$955,582,608

Shares Outstanding:
Class A	955,586,119

Net Asset Value:
Class A	$1.00

See Notes to Financial Statements.

Western Asset Government Reserves 2014 Semi-Annual Report	3

Statement of operations (unaudited)

For the Six Months Ended February 28, 2014

Investment Income:
Income from Government Portfolio	$537,380
Allocated expenses from Government Portfolio	(597,911)
Allocated waiver from Government Portfolio	297,263
Total Investment Income	236,732

Expenses:
Investment management fee (Note 2)	2,418,519
Service and/or distribution fees (Note 2)	539,919
Transfer agent fees	172,133
Legal fees	43,318
Shareholder reports	32,166
Registration fees	22,896
Audit and tax	18,752
Insurance	12,098
Trustees’ fees	10,463
Fund accounting fees	3,124
Miscellaneous expenses	3,628
Total Expenses	3,277,016
Less: Fee waivers and/or expense reimbursements (Note 2)	(3,094,277)
Net Expenses	182,739
Net Investment Income	53,993
Net Realized Loss on Investments from Government Portfolio	(10,233)
Increase in Net Assets from Operations	$43,760

See Notes to Financial Statements.

4	Western Asset Government Reserves 2014 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2014 (unaudited) and the Year Ended August 31, 2013	2014	2013

Operations:
Net investment income	$53,993	$110,923
Net realized loss	(10,233)	(22,271)
Increase in Net Assets from Operations	43,760	88,652

Distributions to Shareholders From (Notes 1 and 3):
Net investment income	(53,993)	(94,408)
Net realized gains	—	(1,239)
Decrease in Net Assets from Distributions to Shareholders	(53,993)	(95,647)

Fund Share Transactions (Note 4):
Net proceeds from sale of shares	353,451,760	877,072,872
Reinvestment of distributions	44,397	92,444
Cost of shares repurchased	(605,163,707)	(725,050,410)
Increase (Decrease) in Net Assets from Fund Share Transactions	(251,667,550)	152,114,906
Increase (Decrease) in Net Assets	(251,677,783)	152,107,911

Net Assets:
Beginning of period	1,207,260,391	1,055,152,480
End of period*	$955,582,608	$1,207,260,391
* Includes overdistributed net investment income of:	$(13,673)	$(13,673)

See Notes to Financial Statements.

Western Asset Government Reserves 2014 Semi-Annual Report	5

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares[1,2]	2014[3]		2013[4]		2012		2011		2010		2009[5]		2008[6]

Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Income (loss) from operations:
Net investment income	0.000	[7]	0.000	[7]	0.000	[7]	0.000	[7]	0.000	[7]	0.002		0.022
Net realized gain (loss)[7]	(0.000)		(0.000)		0.000		0.000		(0.000)		(0.000)		0.000
Proceeds from settlement of a regulatory matter	—		—		—		—		0.001		—		—
Total income from operations	0.000	[7]	0.000	[7]	0.000	[7]	0.000	[7]	0.001		0.002		0.022

Less distributions from:
Net investment income	(0.000)	[7]	(0.000)	[7]	(0.000)	[7]	(0.000)	[7]	(0.001)		(0.002)		(0.022)
Net realized gains	—		(0.000)	[7]	(0.000)	[7]	(0.000)	[7]	—		—		(0.000)	[7]
Total distributions	(0.000)	[7]	(0.000)	[7]	(0.000)	[7]	(0.000)	[7]	(0.001)		(0.002)		(0.022)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return[8]	0.00%[9]		0.01%		0.01%		0.02%		0.05%[10]		0.24%		2.24%

Net assets, end of period (billions)	$1		$1		$1		$1		$5		$7		$8

Ratios to average net assets:
Gross expenses	0.72%[11,12,19]		0.75%[12,19]		0.60%[13]		0.56%[13]		0.55%[13,14]		0.56%[11,13,14]		0.53%[13,14]
Net expenses[15,16]	0.09	[11,17,18,19]	0.15	[17,18],19	0.14	[17,18]	0.19	[17,18]	0.30	[14,17,18]	0.55	[11,14,17,18]	0.53	[14]
Net investment income	0.01	[11]	0.01		0.01		0.01		0.01		0.37	[11]	2.16

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended February 28, 2014 (unaudited).

[4]	On September 1, 2012, Western Asset Government Reserves became a feeder fund for Government Portfolio.

[5]	For the period ended January 1, 2009 through August 31, 2009.

[6]	For the year ended December 31.

[7]	Amount represents less than $0.0005 per share.

[8]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Amount represents less than 0.005%.

[10]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been the same. Class A received $2,744,423 related to this distribution.

[11]	Annualized.

[12]	The gross expenses do not reflect the reduction in the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Government Portfolio.

[13]	Expense ratios disclosed for periods prior to August 31, 2013 are for Western Asset Government Reserves as a stand-alone Fund.

[14]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.54% and 0.30%, respectively, for the year ended August 31, 2010, 0.52% and 0.51%, respectively, for the year ended August 31, 2009 and would both have been 0.52% for the year ended December 31. 2008.

[15]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Prior to May 31, 2010, the expense limitation was 0.70%.

[16]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[17]	Reflects fee waivers and/or expense reimbursements.

[18]	In order to maintain a minimum yield, additional waivers were implemented.

[19]	Includes the Fund’s share of Government Portfolio’s allocated expenses.

See Notes to Financial Statements.

6	Western Asset Government Reserves 2014 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Government Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Government Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has substantially the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (6.7% at February 28, 2014) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

(c) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

(d) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as

Western Asset Government Reserves 2014 Semi-Annual Report	7

Notes to financial statements (unaudited) (cont’d)

amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2014, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s and Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays a management fee at an annual rate that decreases as assets increase, as follows: 0.450% on assets up to and including $1 billion; 0.425% on assets over $1 billion, up to and including $2 billion; 0.400% on assets over $2 billion, up to and including $5 billion; 0.375% on assets over $5 billion, up to and including $10 billion; and 0.350% on assets over $10 billion.

Since the Fund invests all or substantially all of its investable assets in Government Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by the Government Portfolio.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund

8	Western Asset Government Reserves 2014 Semi-Annual Report

fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The investment manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

During the six months ended February 28, 2014, fees waived and/or expenses reimbursed amounted to $3,094,277.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund has adopted a Rule 12b-1 service and distribution plan under the 1940 Act, and under that plan, the Fund pays a fee with respect to its Class A shares calculated on an annual rate not to exceed 0.10% of the class’ average daily net assets. The fee is calculated daily and paid monthly.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of February 28, 2014, the Fund had accrued $14,173 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Western Asset Government Reserves 2014 Semi-Annual Report	9

Notes to financial statements (unaudited) (cont’d)

3. Distributions to shareholders by class

	Six Months Ended February 28, 2014	Year Ended August 31, 2013
Net Investment Income:
Class A	$53,993	$94,391
Class I1	—	17
Total	$53,993	$94,408

Net Realized Gains:
Class A	—	$1,239
Class I1	—	—
Total	—	$1,239

[1]	Class I shares were redeemed on December 11, 2012.

4. Shares of beneficial interest

At February 28, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2014	Year Ended August 31, 2013
Class A
Shares sold	353,451,760	877,006,060
Shares issued on reinvestment	44,397	92,436
Shares repurchased	(605,163,707)	(724,117,895)
Net increase (decrease)	(251,667,550)	152,980,601

Class I1
Shares sold	—	66,812
Shares issued on reinvestment	—	8
Shares repurchased	—	(932,514)
Net decrease	—	(865,694)

[1]	Class I shares were redeemed on December 11, 2012.

5. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

10	Western Asset Government Reserves 2014 Semi-Annual Report

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal. In November 2013, the U.S. Court of Appeals for the Second Circuit issued a summary order affirming the dismissal of the case in its entirety. On November 26, 2013, Plaintiff filed a petition for panel rehearing and for rehearing en banc with the U.S. Court of Appeals for the Second Circuit. On January 13, 2014, the appeals court denied Plaintiff’s petition.

Western Asset Government Reserves 2014 Semi-Annual Report	11

Board approval of management and

subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 11-12, 2013, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Government Reserves, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, Government Portfolio, a series of Master Portfolio Trust (the “Master Fund”), and invests substantially all of its assets in the Master Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. The Independent Trustees considered the Management Agreement and Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors

12	Western Asset Government Reserves

discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions at the Master Fund level. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds

Western Asset Government Reserves	13

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as retail U.S. government money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-year period ended June 30, 2013 was at the median and its performance for the 3-, 5- and 10-year periods ended June 30, 2013 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board noted that the Fund’s expense information reflected both management fees and total expenses payable by the Fund as well as management fees and total expenses payable by the Master Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the Subadviser’s fee and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

14	Western Asset Government Reserves

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail no-load funds (including the Fund) classified as U.S. government money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was above the median and its Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2015.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and in providing services to the Master Fund in which the Fund invests. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. In addition, the Board considered that the Actual Management Fee is below the median of the expense group.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

Western Asset Government Reserves	15

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

16	Western Asset Government Reserves

Schedule of investments (unaudited)

February 28, 2014

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 103.0%
U.S. Government Agencies — 51.6%
Federal Farm Credit Bank (FFCB)	0.150%	4/1/14	$26,000,000	$25,999,776	(a)
Federal Farm Credit Bank (FFCB)	0.115%	5/12/14	78,000,000	78,001,246	(a)
Federal Farm Credit Bank (FFCB)	0.290%	6/4/14	100,000,000	99,997,358	(a)
Federal Farm Credit Bank (FFCB)	0.280%	7/9/14	200,000,000	200,009,028	(a)
Federal Farm Credit Bank (FFCB)	0.136%	10/16/14	150,000,000	149,987,821	(a)
Federal Farm Credit Bank (FFCB)	0.144%	10/29/14	284,250,000	284,292,901	(a)
Federal Farm Credit Bank (FFCB)	0.166%	1/16/15	24,000,000	23,997,897	(a)
Federal Farm Credit Bank (FFCB)	0.190%	1/26/15	25,000,000	25,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.126%	3/5/15	50,000,000	49,977,326	(a)
Federal Farm Credit Bank (FFCB)	0.146%	3/26/15	75,000,000	74,991,856	(a)
Federal Farm Credit Bank (FFCB)	0.170%	4/6/15	100,000,000	99,997,243	(a)
Federal Farm Credit Bank (FFCB)	0.126%	4/13/15	100,000,000	99,972,010	(a)
Federal Farm Credit Bank (FFCB)	0.146%	4/13/15	50,000,000	49,997,170	(a)
Federal Farm Credit Bank (FFCB)	0.350%	5/1/15	54,000,000	54,095,954	(a)
Federal Farm Credit Bank (FFCB)	0.200%	5/6/15	125,000,000	125,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.151%	5/28/15	99,653,000	99,628,229	(a)
Federal Farm Credit Bank (FFCB)	0.146%	6/5/15	50,000,000	49,981,099	(a)
Federal Farm Credit Bank (FFCB)	0.180%	6/11/15	100,000,000	100,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.170%	7/10/15	50,000,000	50,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.200%	8/10/15	25,000,000	25,002,560	(a)
Federal Farm Credit Bank (FFCB)	0.176%	9/4/15	50,000,000	49,992,536	(a)
Federal Farm Credit Bank (FFCB)	0.126%	9/22/15	70,000,000	70,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.200%	12/9/15	50,000,000	49,991,031	(a)
Federal Farm Credit Bank (FFCB)	0.210%	1/4/16	47,500,000	47,508,807	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	4/25/14	25,000,000	24,996,181	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	4/29/14	25,000,000	24,995,903	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.110%	5/2/14	15,000,000	14,997,158	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.110%	5/8/14	50,000,000	49,989,611	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	5/9/14	50,000,000	49,990,417	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.140%	5/27/14	25,000,000	24,991,542	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.120%	5/28/14	50,000,000	49,985,333	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.110%	6/16/14	100,000,000	99,965,819	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.120%	6/19/14	25,000,000	24,990,833	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.120%	6/24/14	40,000,000	39,984,667	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.120%	7/8/14	30,000,000	29,987,100	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.150%	7/9/14	15,000,000	14,991,875	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.130%	7/23/14	50,000,000	49,974,000	(b)

See Notes to Financial Statements.

Government Portfolio 2014 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

February 28, 2014

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB), Discount Notes	0.090%	7/29/14	$50,000,000	$49,981,250	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	8/7/14	125,000,000	124,944,792	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.120%	8/8/14	5,000,000	4,997,333	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.120%	10/17/14	50,000,000	49,961,667	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.110%	11/4/14	35,000,000	34,973,478	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.170%	12/10/14	50,000,000	49,932,944	(b)
Federal Home Loan Bank (FHLB)	0.125%	3/20/14	23,635,000	23,634,298
Federal Home Loan Bank (FHLB)	0.125%	3/21/14	50,000,000	49,999,665
Federal Home Loan Bank (FHLB)	0.125%	3/27/14	100,000,000	99,996,654
Federal Home Loan Bank (FHLB)	0.109%	4/1/14	150,000,000	150,000,000	(a)
Federal Home Loan Bank (FHLB)	0.140%	4/15/14	50,000,000	49,998,655
Federal Home Loan Bank (FHLB)	0.125%	9/12/14	36,470,000	36,457,920
Federal Home Loan Bank (FHLB)	0.105%	11/17/14	100,000,000	99,989,100	(a)
Federal Home Loan Bank (FHLB)	0.200%	8/19/15	50,000,000	49,985,124	(a)
Federal Home Loan Bank (FHLB)	0.200%	8/19/15	45,000,000	44,986,618	(a)
Federal Home Loan Bank (FHLB)	0.210%	10/1/15	100,000,000	99,983,306	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.105%	3/19/14	75,000,000	74,996,063	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.100%	3/26/14	58,000,000	57,995,972	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.063%	4/16/14	200,000,000	199,983,900	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.075%	4/25/14	200,000,000	199,977,084	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.060%	5/28/14	167,000,000	166,975,506	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.100%	7/25/14	61,000,000	60,975,261	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.100%	7/30/14	100,000,000	99,958,055	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.113%	8/6/14	30,000,000	29,985,122	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.100%	8/15/14	229,000,000	228,893,769	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.140%	12/23/14	100,000,000	99,884,500	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.090%	3/17/14	100,000,000	99,996,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.105%	4/1/14	64,200,000	64,194,195	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.099%	4/7/14	53,572,000	53,566,549	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.173%	4/14/14	136,500,000	136,471,138	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	4/21/14	117,200,000	117,183,397	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.140%	5/2/14	100,000,000	99,975,889	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.140%	5/13/14	75,000,000	74,978,708	(b)

See Notes to Financial Statements.

18	Government Portfolio 2014 Semi-Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.110%	5/19/14	$26,389,000	$26,382,630	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.140%	5/21/14	50,000,000	49,984,250	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120%	5/27/14	50,000,000	49,985,500	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.125%	6/16/14	59,925,000	59,902,736	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.090%	6/23/14	135,300,000	135,261,440	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120%	6/25/14	60,400,000	60,376,645	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.110%	8/4/14	22,000,000	21,989,513	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150%	11/3/14	40,000,000	39,958,833	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.130%	11/17/14	36,500,000	36,465,599	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.160%	11/18/14	75,000,000	74,912,667	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.000%	8/20/14	42,200,000	42,362,780
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.000%	8/27/14	45,034,000	45,214,835
Federal National Mortgage Association (FNMA)	0.261%	3/4/14	35,000,000	35,000,432	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.100%	4/21/14	41,400,000	41,394,135	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.070%	5/7/14	149,420,000	149,400,534	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.109%	5/21/14	75,000,000	74,981,606	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.120%	5/28/14	136,905,000	136,864,841	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.120%	6/2/14	110,000,000	109,965,900	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.120%	6/4/14	100,000,000	99,968,333	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.125%	6/25/14	25,742,000	25,731,632	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.100-0.105%	8/6/14	250,000,000	249,888,083	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	11/24/14	225,000,000	224,732,000	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.130-0.160%	11/25/14	170,000,000	169,818,052	(b)

See Notes to Financial Statements.

Government Portfolio 2014 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

February 28, 2014

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal National Mortgage Association (FNMA), Notes	0.360%	6/23/14	$30,525,000	$30,532,714	(a)
Federal National Mortgage Association (FNMA), Notes	0.875%	8/28/14	45,678,000	45,834,266
Total U.S. Government Agencies				7,405,986,155
U.S. Treasury Bills — 11.3%
U.S. Treasury Bills	0.060%	3/27/14	100,725,000	100,720,635	(b)
U.S. Treasury Bills	0.042-0.050%	4/17/14	300,000,000	299,980,938	(b)
U.S. Treasury Bills	0.100%	4/24/14	200,000,000	199,970,000	(b)
U.S. Treasury Bills	0.050%	5/8/14	440,000,000	439,959,665	(b)
U.S. Treasury Bills	0.095%	5/15/14	100,000,000	99,980,208	(b)
U.S. Treasury Bills	0.100%	5/22/14	150,000,000	149,965,833	(b)
U.S. Treasury Bills	0.105%	5/29/14	170,000,000	169,955,871	(b)
U.S. Treasury Bills	0.100%	6/5/14	109,125,000	109,095,900	(b)
U.S. Treasury Bills	0.080%	6/26/14	50,000,000	49,987,000	(b)
Total U.S. Treasury Bills				1,619,616,050
U.S. Treasury Notes — 4.9%
U.S. Treasury Notes	1.750%	3/31/14	199,000,000	199,273,510
U.S. Treasury Notes	1.875%	4/30/14	150,000,000	150,436,238
U.S. Treasury Notes	4.750%	5/15/14	50,000,000	50,483,529
U.S. Treasury Notes	2.250%	5/31/14	49,190,000	49,446,980
U.S. Treasury Notes	0.750%	6/15/14	100,000,000	100,171,714
U.S. Treasury Notes	0.625%	7/15/14	100,000,000	100,206,359
U.S. Treasury Notes	2.375%	8/31/14	50,000,000	50,554,957
Total U.S. Treasury Notes				700,573,287
Repurchase Agreements — 35.2%
Bank of America N.A., tri-party repurchase agreement dated 2/28/14; Proceeds at maturity — $350,001,167; (Fully collateralized by various U.S. government obligations, 0.625% to 3.125% due 12/31/14 to 2/15/42; Market value — $357,000,076)	0.040%	3/3/14	350,000,000	350,000,000
Barclays Capital Inc., repurchase agreement dated 2/28/14; Proceeds at maturity — $944,276,148; (Fully collateralized by U.S. government obligations, 2.000% due 7/15/14; Market value — $963,158,168)	0.040%	3/3/14	944,273,000	944,273,000
Deutsche Bank Securities Inc. repurchase agreement dated 2/28/14; Proceeds at maturity — $50,000,167; (Fully collateralized by U.S. government obligations, 0.750% due 12/31/17; Market value — $50,999,998)	0.040%	3/3/14	50,000,000	50,000,000

See Notes to Financial Statements.

20	Government Portfolio 2014 Semi-Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 2/28/14; Proceeds at maturity — $766,855,196; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.125% due 4/11/14 to 5/15/42; Market value — $783,101,444)	0.050%	3/3/14	$766,852,000	$766,852,000
Interest in $4,975,000,000 joint tri-party repurchase agreement dated 2/28/14 with Federal Reserve Bank of New York; Proceeds at maturity — $2,900,012,083; (Fully collateralized by various U.S. government obligations, 2.250.% to 3.875% due 5/15/18 to 2/15/42; Market value — $2,900,012,155)	0.050%	3/3/14	2,900,000,000	2,900,000,000
Morgan Stanley tri-party repurchase agreement dated 2/28/14; Proceeds at maturity — $50,000,208; (Fully collateralized by various U.S. government obligations, 0.625% to 4.250% due 2/15/16 to 2/15/17; Market value — $51,000,048)	0.050%	3/3/14	50,000,000	50,000,000
Total Repurchase Agreements				5,061,125,000
Total Investments — 103.0% (Cost — $14,787,300,492#)				14,787,300,492
Liabilities in Excess of Other Assets — (3.0)%				(436,351,848)
Total Net Assets — 100.0%				$14,350,948,644

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Government Portfolio 2014 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

February 28, 2014

Assets:
Investments, at value	$9,726,175,492
Repurchase agreements, at value	5,061,125,000
Cash	271
Interest receivable	4,467,888
Total Assets	14,791,768,651

Liabilities:
Payable for securities purchased	439,959,665
Investment management fee payable	555,305
Accrued expenses	305,037
Total Liabilities	440,820,007
Total Net Assets	$14,350,948,644

Represented by:
Paid-in capital	$14,350,948,644

See Notes to Financial Statements.

22	Government Portfolio 2014 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2014

Investment Income:
Interest	$6,915,308
Other income	48,000
Total Investment Income	6,963,308

Expenses:
Investment management fee (Note 2)	7,005,628
Fund accounting fees	391,237
Legal fees	157,343
Trustees’ fees	109,939
Custody fees	31,947
Audit and tax	16,867
Miscellaneous expenses	43,440
Total Expenses	7,756,401
Less: Fee waivers and/or expense reimbursements (Note 2)	(3,845,769)
Net Expenses	3,910,632
Net Investment Income	3,052,676
Net Loss on Investments	(54,878)
Increase in Net Assets From Operations	$2,997,798

See Notes to Financial Statements.

Government Portfolio 2014 Semi-Annual Report	23

Statements of changes in net assets

For the Six Months Ended February 28, 2014 (unaudited) and the Year Ended August 31, 2013	2014	2013

Operations:
Net investment income	$3,052,676	$9,360,105
Net realized gain (loss)	(54,878)	57,582
Increase in Net Assets from Operations	2,997,798	9,417,687

Capital Transactions:
Proceeds from contributions	29,493,845,800	47,074,563,868
Value of withdrawals	(28,242,216,745)	(44,400,525,368)
Increase in Net Assets from Capital Transactions	1,251,629,055	2,674,038,500
Increase in Net Assets	1,254,626,853	2,683,456,187

Net Assets:
Beginning of period	13,096,321,791	10,412,865,604
End of period	$14,350,948,644	$13,096,321,791

See Notes to Financial Statements.

24	Government Portfolio 2014 Semi-Annual Report

Financial highlights

For the year ended August 31, unless otherwise noted:
	2014[1]		2013	2012[2]		2012[3]	2011[3]	2010[3]	2009[4]

Net assets, end of period (millions)	$14,351		$13,096	$10,413		$11,952	$11,819	$10,976	$12,389
Total return[5]	0.02%		0.07%	0.02%		0.05%	0.13%	0.23%	0.26%

Ratios to average net assets:
Gross expenses	0.11%[6]		0.11%	0.11%[6]		0.11%	0.11%	0.10%	0.11%[6]
Net expenses[7,8,9]	0.06	[6,10]	0.09 [10]	0.10	[6]	0.10	0.10	0.10	0.10	[6]
Net investment income	0.04	[6]	0.07	0.09	[6]	0.05	0.13	0.22	0.65	[6]

[1]	For the six months ended February 28, 2014 (unaudited).

[2]	For the period June 1, 2012 to August 31, 2012.

[3]	For the year ended May 31.

[4]	For the period March 2, 2009 (inception date) to May 31, 2009.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of a voluntary expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses, and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

Government Portfolio 2014 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

26	Government Portfolio 2014 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$14,787,300,492	—	$14,787,300,492

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

Government Portfolio 2014 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2014, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2014, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

During the six months ended February 28, 2014, fees waived and/or expenses reimbursed amounted to $3,845,769.

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture

28	Government Portfolio 2014 Semi-Annual Report

any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 28, 2014, the Portfolio did not invest in derivative instruments.

4. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert

Government Portfolio 2014 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal. In November 2013, the U.S. Court of Appeals for the Second Circuit issued a summary order affirming the dismissal of the case in its entirety. On November 26, 2013, Plaintiff filed a petition for panel rehearing and for rehearing en banc with the U.S. Court of Appeals for the Second Circuit. On January 13, 2014, the appeals court denied Plaintiff’s petition.

5. Recent accounting pronouncement

The Portfolio has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) — Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

30	Government Portfolio 2014 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 11-12, 2013, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Government Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Institutional Government Reserves, a series of Legg Mason Partners Institutional Trust, and Western Asset Government Reserves, a series of Legg Mason Partners Money Market Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

Government Portfolio	31

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for the Feeder Funds. The Board noted that the Feeder Funds’ performance

32	Government Portfolio

was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s conclusions regarding the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against its peers. In addition, the Board considered the Feeder Funds’ performance in light of overall financial market conditions.

The information comparing the performance of Western Asset Institutional Government Reserves to that of its Performance Universe, consisting of all funds classified as institutional U.S. government money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2013 was above the median.

The information comparing the performance of Western Asset Government Reserves to that of its Performance Universe, consisting of all funds classified as retail U.S. government money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-year period ended June 30, 2013 was at the median and its performance for the 3-, 5- and 10-year periods ended June 30, 2013 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Feeder Funds. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

The Board also received and considered information comparing each Feeder Fund’s contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by each Feeder Fund to the Manager (the “Actual Management Fee”) and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Funds’ expense information reflected both management fees and total expenses payable by the Feeder Funds as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

Government Portfolio	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the Subadviser’s fee and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing each Feeder Fund’s Contractual Management Fee and its Actual Management Fee as well as its actual total expense ratio to its Lipper expense group, consisting of a group of funds (including the Feeder Fund) classified as either institutional U.S. government money market funds or retail no-load funds classified as U.S. government money market funds and chosen by Lipper to be comparable to the Feeder Fund, showed the following:

•

For Western Asset Institutional Government Reserves, the Contractual Management Fee was below the median and the Actual Management Fee was at the median. The Board noted that the Feeder Fund’s actual total expense ratio was at the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2015.

•

For Western Asset Government Reserves, the Contractual Management Fee was above the median and the Actual Management Fee was below the median. The Board noted that the Feeder Fund’s actual total expense ratio was below the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2015.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was

34	Government Portfolio

considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had instituted breakpoints in Western Asset Institutional Government Reserves’ Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that the Feeder Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. The Board also considered that the Feeder Fund’s Contractual Management Fee is approximately equivalent to the asset-weighted average of management fees paid by the other funds with the same Lipper investment classification/objective at lower asset levels, and below the asset-weighted average at higher asset levels. In addition, the Board considered that the Contractual Management Fee was below the median of the expense group.

The Board also noted that the Manager had instituted breakpoints in the Western Asset Government Reserves’ Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that the Feeder Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. In addition, the Board considered that the Actual Management Fee was below the median of the expense group.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Government Portfolio	35

Western Asset

Government Reserves

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller

President

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund

Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Government Reserves

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset Government Reserves Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Government Reserves. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX010073 4/14 SR14-2179

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 23, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2014